Note 16 - Cash and Cash Equivalents - Reconciliation of Liabilities From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Liabilities from financing activities, period start	$ 10,242	$ 11,019	$ 10,399
Liabilities from financing activities, cash flows	(751)	(1,136)	(632)
Liabilities from financing activities, accumulated interest	770	864	810
Liabilities from financing activities, transaction costs	0	0	0
Liabilities from financing activities, additions	(3,890)	0	110
Liabilities from financing activities, exchange rate adjustment	1,291	(505)	332
Liabilities from financing activities, period end	7,662	10,242	11,019
Lease liabilities [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	1,934	2,222	2,255
Liabilities from financing activities, cash flows	(352)	(331)	(326)
Liabilities from financing activities, accumulated interest	152	161	172
Liabilities from financing activities, transaction costs	0	0	0
Liabilities from financing activities, additions	0	0	45
Liabilities from financing activities, exchange rate adjustment	233	(118)	76
Liabilities from financing activities, period end	1,967	1,934	2,222
Long-term borrowings [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	8,167	8,648	8,000
Liabilities from financing activities, cash flows	(399)	(805)	(306)
Liabilities from financing activities, accumulated interest	618	703	638
Liabilities from financing activities, transaction costs	0	0	0
Liabilities from financing activities, additions	(3,890)	0	65
Liabilities from financing activities, exchange rate adjustment	1,041	(379)	251
Liabilities from financing activities, period end	5,537	8,167	8,648
Provisions [member]
Statement Line Items [Line Items]
Liabilities from financing activities, period start	141	149	144
Liabilities from financing activities, cash flows	0	0	0
Liabilities from financing activities, accumulated interest	0	0	0
Liabilities from financing activities, transaction costs	0	0	0
Liabilities from financing activities, additions	0	0	0
Liabilities from financing activities, exchange rate adjustment	17	(8)	5
Liabilities from financing activities, period end	$ 158	$ 141	$ 149